Stock-Based Compensation (Tables) - SayMedia, Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Estimated Weighted Average Assumptions

During the nine months ended September 30, 2018 and 2017 the assumptions used in the Black-Scholes option-pricing model for options granted during the period were as follows:

	2018	2017
Volatility	48.75%	75.0%
Expected dividends	0.0%	0.0%
Expected terms (in years)	6.03	6.02
Risk-free interest rate	2.69%	2.12%

The fair value of the Company’s stock-based awards to employees during the years ended December 31, 2017 and 2016, was estimated using the following weighted-average assumptions:

	2017	2016
Volatility	75.0%	102.9%
Expected dividends	None	None
Expected term (in years)	6.02	6.02
Risk-free interest rate	2.12%	1.53%
Exercise price	$0.04	$0.02
Grant date fair value of options granted	$0.03	$0.01

Summary of Stock Option Activity

A summary of stock option activity during the nine months ended September 30, 2018 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Stock options outstanding at January 1, 2018	18,490,918	$0.27
Granted	854,496	0.05
Exercised	(9,375)	0.02
Forfeited	(1,234,026)	0.05
Stock options outstanding at September 30, 2018	18,102,013	0.28	7.11
Stock options exercisable at September 30, 2018	15,619,036	0.32	6.83

The following table summarizes information about stock option activity for the year ended December 31, 2017:

	Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term in Years

Balance, January 1, 2017	16,896,914	$0.30	8.44
Granted	3,247,760	$0.04
Exercised	(30,000)	$0.02
Forfeited	(1,622,800)	$0.11
Expired	(956)	$23.30

Balance, December 31, 2017	18,490,918	$0.27	7.86

Exercisable, December 31, 2017	14,180,851	$0.34	7.49